INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC and Hong Kong	Dec. 31, 2012 PRC and Hong Kong	Dec. 31, 2011 PRC and Hong Kong	Dec. 31, 2013 Hong Kong Pactera Systems Hong Kong	Dec. 31, 2012 Hong Kong Pactera Systems Hong Kong	Dec. 31, 2011 Hong Kong Pactera Systems Hong Kong	Dec. 31, 2013 Hong Kong Pactera Hong Kong	Dec. 31, 2012 Hong Kong Pactera Hong Kong	Dec. 31, 2011 Hong Kong Pactera Hong Kong	Dec. 31, 2013 Hong Kong TP Teleservices	Dec. 31, 2012 Hong Kong TP Teleservices	Dec. 31, 2011 Hong Kong TP Teleservices	Dec. 31, 2013 Hong Kong TP Hong Kong	Dec. 31, 2012 Hong Kong TP Hong Kong	Dec. 31, 2011 Hong Kong TP Hong Kong	Dec. 31, 2013 Hong Kong TP Consultants	Dec. 31, 2012 Hong Kong TP Consultants	Dec. 31, 2011 Hong Kong TP Consultants	Dec. 31, 2013 Hong Kong TP Taiwan	Dec. 31, 2012 Hong Kong TP Taiwan	Dec. 31, 2011 Hong Kong TP Taiwan	Dec. 31, 2013 Hong Kong Pactera Financial Service	Dec. 31, 2012 Hong Kong Pactera Financial Service	Dec. 31, 2011 Hong Kong Pactera Financial Service	Dec. 31, 2013 Hong Kong Lifewood Technology	Dec. 31, 2012 Hong Kong Lifewood Technology	Dec. 31, 2011 Hong Kong Lifewood Technology	Dec. 31, 2013 Hong Kong Lifewood Data	Dec. 31, 2012 Hong Kong Lifewood Data	Dec. 31, 2011 Hong Kong Lifewood Data	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2013 PRC The new HNTE	Dec. 31, 2013 PRC Pactera Dalian	Dec. 31, 2012 PRC Pactera Dalian	Dec. 31, 2011 PRC Pactera Dalian	Dec. 31, 2014 PRC Pactera Dalian Future	Dec. 31, 2013 PRC Pactera Shenzhen Systems Advanced technology service enterprises	Dec. 31, 2012 PRC Pactera Shenzhen Systems Advanced technology service enterprises	Dec. 31, 2011 PRC Pactera Shenzhen Systems Advanced technology service enterprises	Dec. 31, 2010 PRC Pactera Shenzhen Systems Advanced technology service enterprises	Dec. 31, 2013 PRC Pactera Chengdu	Dec. 31, 2012 PRC Pactera Chengdu	Dec. 31, 2011 PRC Pactera Chengdu	Dec. 31, 2013 PRC HiSoft Beijing	Dec. 31, 2012 PRC HiSoft Beijing	Dec. 31, 2011 PRC HiSoft Beijing	Dec. 31, 2013 PRC Pactera Wuxi Software Enterprise	Dec. 31, 2012 PRC Pactera Wuxi Software Enterprise	Dec. 31, 2011 PRC Pactera Wuxi Software Enterprise	Dec. 31, 2010 PRC Pactera Wuxi Software Enterprise	Dec. 31, 2014 PRC Pactera Wuxi Software Enterprise Future	Dec. 31, 2013 PRC HURO	Dec. 31, 2012 PRC HURO	Dec. 31, 2011 PRC HURO	Dec. 31, 2013 PRC Pactera Jinxin	Dec. 31, 2012 PRC Pactera Jinxin	Dec. 31, 2013 PRC Glory	Dec. 31, 2012 PRC Glory	Dec. 31, 2011 PRC Glory	Dec. 31, 2012 PRC Pactera Beijing	Dec. 31, 2011 PRC Pactera Beijing	Dec. 31, 2013 PRC Pactera Beijing The new HNTE	Dec. 31, 2013 PRC Pactera Nanjing Software Enterprise	Dec. 31, 2012 PRC Pactera Nanjing Software Enterprise	Dec. 31, 2011 PRC Pactera Nanjing Software Enterprise	Dec. 31, 2009 PRC Pactera Nanjing Software Enterprise	Dec. 31, 2013 PRC Pactera Shenzhen	Dec. 31, 2012 PRC Pactera Shenzhen	Dec. 31, 2011 PRC Pactera Shenzhen	Dec. 31, 2010 PRC Pactera Shenzhen	Dec. 31, 2014 PRC Pactera Shenzhen Future	Dec. 31, 2013 PRC Pactera Shenzhen Key software enterprise	Dec. 31, 2014 PRC Pactera Shenzhen Key software enterprise Future	Dec. 31, 2013 PRC Beijing DPC	Dec. 31, 2012 PRC Beijing DPC	Dec. 31, 2011 PRC Beijing DPC	Dec. 31, 2013 PRC Pactera Shanghai	Dec. 31, 2012 PRC Pactera Shanghai	Dec. 31, 2011 PRC Pactera Shanghai	Dec. 31, 2013 PRC Pactera Shanghai Advanced technology service enterprises	Dec. 31, 2012 PRC Pactera Shanghai Key software enterprise	Dec. 31, 2011 PRC Pactera Shanghai Key software enterprise	Dec. 31, 2010 PRC Pactera Shanghai Key software enterprise	Dec. 31, 2009 PRC Pactera Shanghai Key software enterprise	Dec. 31, 2013 PRC Sunwin	Dec. 31, 2012 PRC Sunwin	Dec. 31, 2013 Japan	Dec. 31, 2012 Japan	Dec. 31, 2011 Japan	Dec. 31, 2013 Japan Pactera Japan	Dec. 31, 2013 Japan ISL	Dec. 31, 2013 U.S	Dec. 31, 2012 U.S	Dec. 31, 2011 U.S	Dec. 31, 2013 U.S Minimum	Dec. 31, 2013 U.S Maximum	Dec. 31, 2013 U.S DMK International	Dec. 31, 2013 U.S Pactera NA	Dec. 31, 2013 U.S NouvEON	Dec. 31, 2013 U.S Pactera US	Dec. 31, 2013 Singapore	Dec. 31, 2012 Singapore	Dec. 31, 2011 Singapore	Dec. 31, 2013 Singapore Pactera Singapore	Dec. 31, 2013 Singapore AllianceSPEC	Dec. 31, 2013 Singapore VanceInfo Singapore	Dec. 31, 2013 Spain Pactera Spain	Dec. 31, 2013 Australia	Dec. 31, 2012 Australia	Dec. 31, 2013 Australia Bearing Point	Dec. 31, 2013 Australia Pactera Australia	Dec. 31, 2013 Europe	Dec. 31, 2012 Europe	Dec. 31, 2013 Malaysia Pactera Malaysia	Dec. 31, 2013 Mauritius Pactera Mauritius
Current and deferred components of income tax expense
Current tax expense	$ 7,585	$ 6,107	$ 2,382	$ 5,404	$ 5,295	$ 968																																																																																						$ 61	$ 41	$ 78			$ 299	$ 10	$ 330							$ 515	$ 670	$ 1,006					$ 1,239	$ 91			$ 67
Deferred tax expense (benefit)	(2,617)	(4,897)	(664)	(293)	(2,070)	(881)																																																																																						(802)	(102)	(42)			(1,181)	(2,486)	241							(276)	(81)	18					226	(155)			(291)	(3)
Income tax expense	4,968	1,210	1,718
Income tax rate (as a percent)							16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%																																																											42.00%	42.00%				15.00%	39.00%								17.00%	17.00%	17.00%	30.00%			30.00%	30.00%			25.00%	15.00%
State income taxes (as a percent)																																																																																																						6.00%	8.84%	6.90%	8.84%
Preferential tax rate (as a percent)																																						10.00%	10.00%	10.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	0.00%			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	10.00%	10.00%	15.00%	12.50%	12.50%	12.50%		10.00%	12.50%	0.00%		12.50%	10.00%	10.00%	15.00%	15.00%	15.00%	15.00%	10.00%	10.00%	15.00%	10.00%	10.00%	10.00%	10.00%	15.00%	15.00%
Term of income tax holiday																																					3 years																		2 years
HNTE status additional period available on re-application																																					3 years
Preferential tax partial exemption period																																																							3 years																3 years				3 years
Percentage of tax deduction																																																				50.00%	50.00%			50.00%												50.00%	50.00%	50.00%		50.00%	50.00%			50.00%
Deferred tax assets
Gross	17,681	16,829	5,949
Less: Valuation allowance	(4,531)	(4,596)	(5,033)
Total net deferred tax assets	13,150	12,233	916
Deferred tax assets - current:
Allowance for doubtful accounts	1,667	2,742	1,954
Accrued expenses	6,249	6,217	131
Total deferred taxes assets - current	7,916	8,959	2,085
Less: Valuation allowance	(130)	(19)	(1,462)
Net deferred tax assets - current, net	7,786	8,940	623
Deferred tax assets - non-current:
Net operating losses	9,138	6,975	3,811
Depreciation	627	895	53
Total deferred taxes assets - non-current	9,765	7,870	3,864
Less: Valuation allowance	(4,401)	(4,577)	(3,571)
Net deferred tax assets - non-current, net	5,364	3,293	293
Current deferred tax liabilities:
Depreciation			(8)
Unbilled account receivables	(352)	(411)
Current deferred tax liabilities	(352)	(411)	(8)
Non-current deferred tax liabilities:
Intangible assets	(9,312)	(11,145)	(3,017)
Depreciation	(133)	(116)	(88)
Non-current deferred tax liabilities	$ (9,445)	$ (11,261)	$ (3,105)